Asset impairment	12 Months Ended
Dec. 31, 2017
Asset Impairment Charges [Abstract]
Asset impairment
Asset impairment
Asset impairment consisted of the following for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Flight equipment held for operating leases (Note 5)	$54,331	$78,335	$16,322
Flight equipment held for sale	6,955	3,272	—
Other assets	—	—	13
	$61,286	$81,607	$16,335

Our long-lived assets include flight equipment and definite-lived intangible assets. We test long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable.
During the year ended December 31, 2017, we recognized impairment charges of $61.3 million on 13 aircraft and two engines. The impairment charges primarily related to lease terminations for six aircraft and one engine. These impairments were more than offset by lease revenue that we recognized when we retained maintenance-related balances or received EOL compensation. In addition, we recognized impairment charges for seven aircraft and one engine that were part of sale transactions. These impairments were partially offset by lease revenue that we recognized when we retained maintenance-related balances.
During the year ended December 31, 2016, we recognized impairment charges of $81.6 million on 35 aircraft. The impairment charges primarily related to lease terminations and amendments of lease agreements for 25 aircraft. These impairments were more than offset by lease revenue that we recognized when we retained maintenance-related balances or received EOL compensation. In addition, we recognized impairment charges for related to ten aircraft that were part of portfolio sale transactions.
During the year ended December 31, 2015, we recognized impairment charges of $16.3 million, primarily related to eight aircraft and 12 engines. Four of the impaired aircraft were redelivered from the respective lessees for which we retained maintenance-related balances or received EOL compensation. The impairment on the remaining four aircraft and 12 engines was recognized as their net book values were no longer supportable based on our latest cash flow estimates for each of these assets.
During the years ended December 31, 2016 and 2015, we also recognized impairment charges for certain AeroTurbine intangible assets and leased engines. Please refer to Note 25—AeroTurbine restructuring for further details.